UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO
FORM N-Q
JANUARY 31, 2008

Legg Mason Partners Variable Government Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 97.8%
FHLMC — 26.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
$101,855	4.088% due 1/1/35 (a)	$101,134
165,138	4.144% due 1/1/35 (a)	165,006
905,153	6.471% due 10/1/36 (a)	939,937
1,209,927	5.680% due 1/1/37 (a)(b)	1,243,177
150,869	5.814% due 2/1/37 (a)	155,327
413,666	5.944% due 5/1/37 (a)	424,902
368,772	5.948% due 5/1/37 (a)	379,539
1,570,000	5.552% due 11/1/37 (a)(b)	1,616,874
1,360,000	5.813% due 11/1/37 (a)(b)	1,397,733
1,390,000	5.619% due 12/1/37 (a)	1,432,952
	Gold:
152,008	6.500% due 9/1/31	158,894
7,400,392	6.000% due 12/1/31-12/1/37 (b)	7,590,121
2,799,639	5.000% due 8/1/33-5/1/36 (b)	2,789,247
10,936,921	5.500% due 12/1/37 (b)	11,076,963

	TOTAL FHLMC	29,471,806

FNMA — 63.9%
	Federal National Mortgage Association (FNMA):
13,200,000	5.000% due 2/19/23-2/12/38 (c)	13,169,248
22,400,000	5.500% due 2/19/23-3/12/38 (c)	22,795,781
2,955,050	6.500% due 4/1/29-10/1/37 (b)	3,069,840
100,041	7.000% due 11/1/31	106,881
84,725	7.500% due 4/1/32-12/1/32	91,407
5,890,134	6.000% due 6/1/32-11/1/37 (b)	6,049,357
12,283,248	5.000% due 7/1/34 (b)	12,248,621
164,465	4.337% due 11/1/34 (a)	166,314
270,429	4.218% due 12/1/34 (a)	271,914
2,357,504	5.500% due 11/1/36-8/1/37	2,390,283
1,340,197	6.354% due 7/1/37 (a)(b)	1,413,594
912,744	6.600% due 7/1/37 (a)	955,846
1,137,904	5.765% due 8/1/37 (a)(b)	1,195,784
6,000,000	6.500% due 2/12/38 (c)	6,227,814
1,500,000	4.500% due 3/12/38 (c)	1,455,000

	TOTAL FNMA	71,607,684

GNMA — 7.6%
	Government National Mortgage Association (GNMA):
34,572	6.500% due 6/15/31	36,144
42,225	7.000% due 9/15/31	45,248
4,628,645	6.000% due 3/15/33 (b)	4,788,114
3,600,000	5.000% due 2/20/38 (c)	3,608,438
100,000	6.000% due 2/20/38 (c)	103,266

	TOTAL GNMA	8,581,210

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $108,253,963)	109,660,700

ASSET-BACKED SECURITIES — 8.5%
Credit Card — 0.4%
500,000	Capital One Multi-Asset Execution Trust, 4.326% due 1/17/12 (a)	498,024

Home Equity — 7.1%
623,879	ACE Securities Corp., 3.506% due 2/25/31 (a)	579,107
See Notes to Schedule of Investments.

Legg Mason Partners Variable Government Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

Home Equity — 7.1% (continued)
	Countrywide Home Equity Loan Trust:
$631,742	4.516% due 2/15/34 (a)	$565,374
525,410	4.526% due 2/15/34 (a)	460,643
683,437	4.376% due 7/15/36 (a)	615,961
1,004,468	4.786% due 8/15/37 (a)	972,024
1,200,000	Fremont Home Loan Trust, 3.476% due 8/25/36 (a)(b)	1,162,594
	GMAC Mortgage Corp. Loan Trust:
1,138,261	3.586% due 11/25/36 (a)	931,323
1,200,000	3.446% due 12/25/36 (a)(b)	1,193,937
302,961	GSAMP Trust, 3.466% due 5/25/36 (a)	251,152
658,870	Indymac Seconds Asset Backed Trust, 3.506% due 6/25/36 (a)	343,187
	SACO I Trust:
552,985	3.526% due 4/25/36 (a)	336,446
611,216	3.506% due 6/25/36 (a)	243,383
657,114	Structured Asset Securities Corp., 3.486% due 2/25/36 (a)(d)	233,874

	Total Home Equity	7,889,005

Student Loan — 1.0%
	SLM Student Loan Trust:
651,914	3.321% due 7/25/17 (a)	652,894
408,301	3.341% due 10/25/17 (a)	408,573

	Total Student Loan	1,061,467

	TOTAL ASSET-BACKED SECURITIES (Cost — $11,336,628)	9,448,496

COLLATERALIZED MORTGAGE OBLIGATIONS — 30.8%
	Banc of America Funding Corp.:
786,471	5.813% due 6/20/35 (a)	783,487
624,591	5.791% due 10/25/36	630,922
708,282	Bear Stearns Asset Backed Securities Inc., 3.486% due 12/25/36 (a)	694,583
1,147,661	Bear Stearns Mortgage Funding Trust, 3.536% due 12/25/46 (a)(b)	1,088,886
1,078,030	Bear Stearns Structured Products Inc., 3.635% due 9/27/37 (a)(b)(d)	1,048,385
714,044	Bravo Mortgage Asset Trust, 3.506% due 7/25/36 (a)(d)	704,618
1,200,000	Carrington Mortgage Loan Trust, 3.536% due 10/25/36 (a)(b)	1,092,163
	Countrywide Alternative Loan Trust:
764,528	4.164% due 7/20/35 (a)	719,207
1,701,842	4.134% due 7/20/46 (a)	1,490,673
875,478	3.566% due 9/25/46 (a)	797,951
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	4.500% due 4/15/32	112,991
192,879	PAC, IO, 5.500% due 1/15/23 (e)	1,739
1,023,934	Greenpoint Mortgage Funding Trust, 3.456% due 2/25/47 (a)	965,588
	Harborview Mortgage Loan Trust:
835,255	4.134% due 10/19/37 (a)	777,055
1,001,043	4.084% due 3/19/38 (a)	933,459
402,389	4.114% due 11/19/46 (a)	369,996
642,534	IMPAC Secured Assets Corp., 3.696% due 3/25/36 (a)	590,796
1,460,000	JPMorgan Commercial Mortgage Securities Corp., 5.429% due 12/12/43 (b)	1,443,334
	Lehman XS Trust:
873,190	3.466% due 2/25/37 (a)	831,368
1,028,534	3.506% due 6/25/37 (a)(b)	1,022,994
723,025	Luminent Mortgage Trust, 3.566% due 5/25/46 (a)	678,396
	MASTR ARM Trust:
689,157	4.283% due 2/25/34 (a)	566,265
See Notes to Schedule of Investments.

Legg Mason Partners Variable Government Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 30.8% (continued)
$60,173	7.004% due 12/25/34 (a)	$60,937
995,073	5.588% due 12/25/46 (a)(f)	927,478
970,269	3.576% due 5/25/47 (a)(b)	913,342
300,221	Morgan Stanley Ixis Real Estate Capital Trust, 3.406% due 7/25/36 (a)	297,471
	Morgan Stanley Mortgage Loan Trust:
455,625	5.348% due 10/25/34 (a)	467,749
880,038	5.348% due 7/25/35 (a)(b)	899,152
437,789	3.526% due 3/25/36 (a)	353,884
463,963	3.446% due 6/25/36 (a)	458,886
895,423	3.466% due 9/25/36 (a)	858,753
1,010,083	Natixis Real Estate Capital Trust, 3.506% due 7/25/37 (a)	964,675
684,220	Novastar Mortgage-Backed Notes, 3.566% due 9/25/36 (a)	642,860
748,725	Provident Funding Mortgage Loan Trust, 4.467% due 5/25/35 (a)	729,195
1,100,816	Residential Accredit Loans Inc., 3.536% due 1/25/37 (a)(b)	1,001,556
	Structured Asset Mortgage Investments Inc.:
946,247	3.586% due 8/25/36 (a)	890,851
791,449	3.556% due 7/25/46 (a)	732,960
	Thornburg Mortgage Securities Trust:
414,257	6.220% due 9/25/37 (a)	419,872
457,502	6.232% due 9/25/37 (a)	469,177
1,138,387	3.626% due 7/25/45 (a)(b)	1,138,244
966,521	3.481% due 5/25/46 (a)	961,186
1,015,883	3.486% due 6/25/46 (a)	1,010,458
1,000,166	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.630% due 5/25/47 (a)	945,157
	Washington Mutual Inc.:
474,602	3.696% due 8/25/45 (a)	442,554
187,391	3.636% due 11/25/45 (a)	176,248
564,281	3.646% due 12/25/45 (a)	533,322
419,844	3.666% due 12/25/45 (a)	381,305
526,260	Zuni Mortgage Loan Trust, 3.506% due 8/25/36 (a)	503,828

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $36,247,312)	34,525,956

Contracts

PURCHASED OPTIONS — 0.0%
1,000	U.S. Treasury Notes 10-Year Futures, Call @ $112.00, expires 2/22/08	281
1,000	U.S. Treasury Notes 10-Year Futures, Put @ $116.50, expires 3/20/08	1,907

	TOTAL PURCHASED OPTIONS (Cost — $1,369)	2,188

Face
Amount

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.6%
U.S. Government Agencies — 1.4%
	Federal National Mortgage Association (FNMA):
590,000	4.150% due 2/13/13	592,162
1,000,000	Notes, 4.676% due 2/17/09 (a)	1,002,760

	Total U.S. Government Agencies (Cost — $1,590,000)	1,594,922

U.S. Government Obligations — 0.2%
170,000	U.S. Treasury Bonds, 7.125% due 2/15/23	224,945

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,804,990)	1,819,867

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $157,642,893)	155,455,019

See Notes to Schedule of Investments.

Legg Mason Partners Variable Government Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 3.3%
U.S. Government Agencies — 3.3%
	Federal Home Loan Bank (FHLB), Discount Notes:
$3,300,000	1.750% due 2/1/08 (b)(g)	3,299,840
100,000	4.286% due 3/17/08 (g)(h)	99,471
	Federal National Mortgage Association (FNMA), Discount Notes:
200,000	5.203% due 3/17/08 (g)(h)	198,747
150,000	4.308% due 3/19/08 (g)(h)	149,168

	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,747,386)	3,747,226

	TOTAL INVESTMENTS — 142.0% (Cost — $161,391,648#)	159,204,433
	Liabilities in Excess of Other Assets — (42.0)%	(47,104,823)

	TOTAL NET ASSETS — 100.0%	$112,099,610

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

(b)	All or a portion of this security is segregated for open futures contracts and/or on a to-be announced (“TBA”) basis.

(c)	This security is traded on a TBA basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Rate shown represents yield-to-maturity.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ARM —      Adjustable Rate Mortgage
IO —           Interest Only
MASTR — Mortgage Asset Securitization Transactions Inc.
PAC —       Planned Amortization Class
Schedule of Options Written

		Expiration	Strike
Contracts	Security	Date	Price	Value

1	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	$117.50	$(1,485)

	TOTAL OPTIONS WRITTEN
	(Premiums received — $1,761)
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Government Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts or participation life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

Notes to Schedule of Investments (unaudited) (continued)
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Credit and Market Risk. Investment in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in the lack of correlation between their credit ratings and values.
(g) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,574,958
Gross unrealized depreciation	(3,762,173)

Net unrealized depreciation	$(2,187,215)

At January 31, 2008, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
Eurodollar Futures	31	6/08	$7,563,805	$7,557,025	$(6,780)
Eurodollar Futures	105	3/08	25,081,525	25,487,437	405,912
U.S. Treasury Bonds	12	3/08	1,409,685	1,431,750	22,065
U.S. Treasury 2-Year Notes	148	3/08	31,111,193	31,556,375	445,182

					$866,379

Contracts to Sell:
U.S. Treasury 5-Year Notes	108	3/08	$11,878,538	$12,204,000	$(325,462)
U.S. Treasury 10-Year Notes	50	3/08	5,724,750	5,835,938	(111,188)

					(436,650)

Net Unrealized Gain on Open Futures Contracts					$429,729

Notes to Schedule of Investments (unaudited) (continued)
During the period ended January 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums

Options written, outstanding October 31, 2007	—	—
Options written	191	$142,404
Options closed	(62)	(63,205)
Options expired	(128)	(77,438)

Options written, outstanding January 31, 2008	1	$1,761

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: March 26, 2008